Expense Example - Class A C Shares - Federated Hermes International Growth Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	700	1,016	1,353	2,304	334	721	1,235	2,458